Property and equipment, net - Schedule of Property and equipment, net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less—Accumulated depreciation		$ (115,837)	$ (71,281)
Property, Plant and Equipment, Net, Total	$ 61,542	79,593	110,998
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		195,140	181,784
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 290	$ 495